GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 – GENERAL:

a.

ScoutCam Inc. (the “Company”), formally known as Intellisense Solutions Inc. (Intellisense), was incorporated under the laws of the State of Nevada on March 22, 2013. The Company was initially engaged in the business of developing web portals to allow companies and individuals to engage in the purchase and sale of vegetarian food products over the Internet. The Company was unable to execute it original business plan, develop significant operations or achieve commercial sales. Prior to the closing of the Securities Exchange Agreement (as defined below), the Company was a “shell company”.

ScoutCam Ltd., or ScoutCam, was formed in the State of Israel on January 3, 2019 as a wholly-owned subsidiary of Medigus Ltd. (“Medigus”), an Israeli company traded on the Nasdaq Capital Market, and commenced operations on March 1, 2019. Upon incorporation, ScoutCam issued to Medigus 1,000,000 Ordinary shares with no par value. On March 2019, ScoutCam issued to Medigus an additional 1,000,000 Ordinary shares with no par value.

ScoutCam was incorporated as part of a reorganization of Medigus, which was designed to distinguish ScoutCam’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from Medigus’s other operations and to enable Medigus to form a separate business unit with dedicated resources focused on the promotion of such technology. In December 2019, Medigus and ScoutCam consummated a certain Amended and Restated Asset Transfer Agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to ScoutCam.

On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in ScoutCam to Intellisense, in exchange for consideration consisting of shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the “Closing”). The Closing occurred on December 30, 2019 (the “Closing Date”).

Although the transaction resulted in ScoutCam becoming a wholly owned subsidiary of Intellisense, the transaction constituted a reverse recapitalization since Medigus, the only shareholder of ScoutCam prior to the Exchange Agreement, was issued a substantial majority of the outstanding capital stock of Intellisense upon consummation of the Exchange Agreement, and also taking into account that prior to the Closing Date, Intellisense was considered as a shell corporation. Accordingly, ScoutCam is considered the accounting acquirer of the merged company.

As of June 30, 2021 Medigus holds approximately 28% of the Company.

“Group” - the Company together with ScoutCam.

ScoutCam has developed a range of micro CMOS (complementary metal-oxide semiconductor) and CCD (charge-coupled device) video cameras, including micro ScoutCam™ 1.2. These innovative cameras are suitable for both medical and industrial applications. Based on its proprietary technology, the Company designs and manufactures endoscopy and micro camera systems for partner companies.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continued):

b.

On August 9, 2021, the Company amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of the Company’s outstanding Common Stock.

As a result of the reverse stock split, every 9 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these condensed consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.

c.	Since incorporation through June 30, 2021, the Group has an accumulated deficit of approximately $10 million and its activities have been funded mainly by its shareholders. The management believes the Group’s cash and cash resources as of June 30, 2021, will allow the Group to fund its operating plan through more than 12 months from the date of issuance of these financial statements. However, the Group expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Group will need to obtain additional funding until becoming profitable.

d.	In early 2020, the World Health Organization declared the rapidly spreading coronavirus disease (COVID-19) outbreak a pandemic. This pandemic has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. The Group considered the impact of COVID-19 on its operations and determined that there were no material adverse impacts on the Group’s results of operations and financial position as of June 30, 2021. These estimates may change, as new events occur and additional information is obtained.

NOTE 1 – GENERAL:

a.

ScoutCam Inc. (the “Company”), formerly known as Intellisense Solutions Inc. (“Intellisense”), was incorporated under the laws of the State of Nevada on March 22, 2013. The Company was initially engaged in the business of developing web portals to allow companies and individuals to engage in the purchase and sale of vegetarian food products over the Internet. The Company was unable to execute its original business plan, develop significant operations or achieve commercial sales. Prior to the closing of the Securities Exchange Agreement (as defined below), the Company was a “shell company”.

ScoutCam Ltd. (the “Subsidiary”, “ScoutCam”), was formed in the State of Israel on January 3, 2019 as a wholly-owned subsidiary of Medigus Ltd. (the “Parent Company”, “Medigus”), an Israeli company traded both on the Nasdaq Capital Market and the Tel Aviv Stock Exchange, and commenced operations on March 1, 2019. Upon incorporation, the Subsidiary issued to Medigus 1,000,000 ordinary shares with no par value. On March 2019, the Subsidiary issued to Medigus an additional 1,000,000 ordinary shares with no par value.

The Subsidiary was incorporated as part of a reorganization of Medigus, which was designed to distinguish the Subsidiary’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from Medigus’s other operations and to enable Medigus to form a separate business unit with dedicated resources focused on the promotion of such miniaturized imaging business. In December 2019, Medigus and the Subsidiary consummated a certain Amended and Restated Asset Transfer Agreement, under which Medigus transferred and assigned certain assets and intellectual property rights related to its miniaturized imaging business to the Subsidiary.

On September 16, 2019, Intellisense entered into a Securities Exchange Agreement (the “Exchange Agreement”), with Medigus, pursuant to which Medigus assigned, transferred and delivered 100% of its holdings in the Subsidiary to Intellisense, in exchange for consideration consisting of shares of Intellisense’s common stock representing 60% of the issued and outstanding share capital of Intellisense immediately upon the closing of the Exchange Agreement (the “Closing”). In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, the Company will issue to Medigus 298,722 additional shares of Company’s common stock. The Closing occurred on December 30, 2019 the “Closing Date”. On December 31, 2019, Intellisense changed its name to ScoutCam Inc.

Although the transaction resulted in the Subsidiary becoming a wholly owned subsidiary of Intellisense, the transaction constituted a reverse recapitalization since Medigus, the only shareholder of the Subsidiary prior to the Exchange Agreement, was issued a majority of the outstanding capital stock of Intellisense upon consummation of the Exchange Agreement, and also taking into account that prior to the Closing Date, Intellisense was considered as a shell corporation. Accordingly, the Subsidiary is considered the accounting acquirer of the merged company.

“Group” - the Company together with ScoutCam.

The Subsidiary has developed a range of micro CMOS (complementary metal-oxide semiconductor) and CCD (charge-coupled device) video cameras, including micro ScoutCam™ 1.2. These innovative cameras are suitable for both medical and industrial applications. Based on its proprietary technology, the Subsidiary designs and manufactures endoscopy and micro camera systems for partner companies.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – GENERAL (continued):

b.

During the year ended December 31, 2020, the Group incurred a loss of USD 4,667 thousand and negative cash flows from operating activities of approximately USD 4,187 thousand. At the time of initial issuance of these financial statements, based on the projected cash flows, the Group’s Management was of the opinion that without further fundraising it will not have sufficient resources to enable it to continue its operating activities including the development, manufacturing and marketing of its products within one year after the initial issuance date of these consolidated financial statements. As a result, there was a substantial doubt about the Company’s ability to continue as a going concern within one year after the initial issuance date of these financial statements.

Since the date of initial issuance of these financial statements, the Group, as discussed in Note 13c, has completed an issuance of its common stocks and warrants. Therefore, the conditions that raised substantial doubt about whether the Group will continue as a going concern no longer exist. However, the Group expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Group will need to obtain additional funding until becoming profitable.

c.

On August 9, 2021, the Company amended its Articles of Incorporation to effect a 9 to 1 reverse stock split of the Company’s outstanding Common Stock.

As a result of the reverse stock split, every 9 shares of the Company’s outstanding Common Stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s Common Stock. No fractional shares were issued in connection with or following the reverse split. The number of authorized capital of the Company’s Common Stock and par value of the shares remained unchanged.

All share, stock option and per share information in these consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.

d.	The COVID-19 pandemic has had a significant impact on global markets and the global economy, including countries in which the Company operates. As the extent of the impact on the global economy remains unclear, the Company anticipates that it will have a continuing impact on global economies in the near and long-term future. In light of the below mentioned factors, the COVID-19 pandemic had and most likely will continue to have a material effect on the Company’s operations, and the extent to which the COVID-19 pandemic will impact the Company’s operations will depend on future developments. In particular, the continued spread of COVID-19 globally had and most likely will continue to have material adverse impact on the Company’s operations and workforce, including its manufacturing activities, product sales, as well as its ability to continue to raise capital. Travel restrictions had and most likely will continue to have a material adverse impact on Company’s sales and marketing and research and development efforts.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS